Results of Operations - Calculation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net loss	$ (3,326)	$ (5,535)	$ (4,703)	$ (6,708)	$ (10,500)	$ (6,554)	$ 4,855	$ (5,140)	$ (5,177)	$ (6,130)	$ (17,208)	$ (27,446)	$ (12,016)	$ (3,880)
Weighted average common shares outstanding												18,772	17,052	13,535
Less: Weighted average common shares subject to repurchase												0	0	(1)
Denominator for basic and diluted net loss per share	18,982	18,842	18,782	18,757	18,703					18,913	18,731	18,772	17,052	13,534
Basic and diluted net loss per share	$ (0.18)	$ (0.29)	$ (0.25)	$ (0.36)	$ (0.56)					$ (0.32)	$ (0.92)	$ (1.46)	$ (0.70)	$ (0.29)